As filed with the Securities and Exchange Commission on 11/29/04

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21345

NorCap Funds, Inc.
(Exact name of registrant as specified in charter)

8010 Excelsior Drive, Suite 300
Madison, WI 53717
(Address of principal executive offices) (Zip code)

Daniel T. Murphy
President
NorCap Funds, Inc.
8010 Excelsior Drive, Suite 300
Madison, WI 53717
(Name and address of agent for service)

(608) 831-8018
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2004

Date of reporting period: September 30, 2004

Item 1. Schedule of Investments.

Norcap Growth Fund
Schedule of Investments
September 30, 2004
(unaudited)

Shares		Value

	COMMON STOCKS - 99.3%
	Biotechnology - 4.8%
8,350	Amgen, Inc. (a)	$ 473,278
13,650	Boston Scientific Corp. (a)	542,314
		1,015,592

	Business Services - 5.8%
8,225	Cintas Corp.	345,779
10,250	First Data Corp.	445,875
31,350	Xerox Corp. (a)	441,408
		1,233,062

	Computers - 3.0%
17,975	Dell, Inc. (a)	639,910

	Cosmetics & Toiletries - 4.0%
7,475	Colgate-Palmolive Co.	337,721
9,250	Procter & Gamble Co.	500,610
		838,331

	Electronics - 2.2%
20,650	Jabil Circuit, Inc. (a)	474,950

	Financial Services - 7.7%
14,250	Citigroup, Inc.	628,710
2,975	Fannie Mae	188,615
4,175	The Goldman Sachs Group, Inc.	389,277
17,125	MBNA Corp.	431,550
		1,638,152

	Food & Beverages - 4.1%
11,950	Anheuser-Busch Cos, Inc.	596,902
9,100	Sysco Corp.	272,272
		869,174

	Health Care - 10.6%
9,225	Johnson & Johnson	519,644
13,725	Medtronic, Inc.	712,327
4,625	Quest Diagnostics	408,018
12,400	Stryker Corp.	596,192
		2,236,181

	Insurance - 3.3%
10,400	American International Group, Inc.	707,096

	Multi-Industry - 6.8%
40,350	Cendant Corp.	871,560
17,000	General Electric Co.	570,860
		1,442,420

	Multi Media - 7.4%
19,600	Comcast Corp. (a)	553,504
73,600	Liberty Media Corp. (a)	641,792
11,975	Univision Communications, Inc. (a)	378,530
		1,573,826

	Networking Equipment - 3.6%
41,775	Cisco Systems, Inc. (a)	756,128

	Oil & Gas - 4.0%
5,600	BJ Services Co.	293,496
5,450	ChevronTexaco Corp.	292,338
6,100	Praxair, Inc.	260,714
		846,548

	Pharmaceuticals - 8.0%
6,450	Allergan, Inc.	467,947
10,125	Forest Laboratories, Inc. (a)	455,423
25,325	Pfizer, Inc.	774,945
		1,698,315

	Retail - 6.7%
6,300	Best Buy Co, Inc.	341,712
12,450	Lowe's Cos, Inc.	676,657
10,950	Walgreen Co.	392,339
		1,410,708
	Savings & Loans - 1.6%
8,725	Washington Mutual, Inc.	340,973

	Semiconductors - 3.9%
10,400	Analog Devices, Inc.	403,312
26,125	Applied Materials, Inc. (a)	430,801
		834,113

	Software - 6.8%
11,150	Intuit, Inc. (a)	506,210
33,375	Microsoft Corp.	922,819
		1,429,029

	Telecommunications - 5.0%
23,725	Avaya, Inc. (a)	330,727
19,325	Nextel Communications, Inc. (a)	460,708
6,800	QUALCOMM, Inc.	265,472
		1,056,907

	TOTAL COMMON STOCKS (Cost $20,728,310)	21,041,415

	WARRANTS & RIGHTS - 0.0%
5,475	Seagate Tech Escrow Tax Rfd Rt (a)(c)	0

	TOTAL WARRANTS (Cost $0)	0

Principal
Amount
	SHORT TERM INSTRUMENTS - 4.7%
	Variable Rate Demand Notes - 4.7% (b)
$ 682,063	American Family Financial Services, Inc., 1.4525%	682,063
303,440	Wisconsin Corporate Central Credit Union, 1.5100%	303,440
		985,503

	TOTAL SHORT TERM INSTRUMENTS (Cost $985,503)	985,503

	Total Investments (Cost $21,713,813) - 104.0%	22,026,918
	Liabilities in Excess of Other Assets - (4.0)%	(837,430)
	TOTAL NET ASSETS - 100.0%	$ 21,189,488

	Percentages are stated as a percent of net assets.

	(a) Non-income producing.
	(b) Variable rate demand notes are considered short-term obligations and are payable on demand.
	Interest rates change periodically on specified dates. The rates listed are as of September 30, 2004.
	(c) Illiquid security.

Item 2. Controls and Procedures.

(a)	As of a date within 90 days prior to the filing of this report, the Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)(1)      Certification for the principal executive officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed Herewith.

(a)(2)      Certification for the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed Herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NorCap Funds, Inc.

By (Signature and Title)  /s/ Daniel T. Murphy
Daniel T. Murphy, President

Date 11/23/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Daniel T. Murphy
Daniel T. Murphy, President

Date 11/23/04

By (Signature and Title) /s/ Sarah M. Lucas
Sarah M. Lucas, Treasurer

Date  11/23/04